STOCKHOLDERS' EQUITY (Details 5)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Maximum [Member]
Annual dividend yield	0.00%	0.00%	0.00%
Expected life	5 years	5 years	5 years
Risk-free interest rate	2.90%	2.94%	1.93%
Expected volatility	200.47%	210.39%	234.54%
Minimum [Member]
Annual dividend yield	0.00%	0.00%	0.00%
Expected life	3 years	5 years	5 years
Risk-free interest rate	2.23%	1.14%	1.14%
Expected volatility	172.89%	194.36%	196.77%